FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 43,268	$ 41,335
Financial assets, at fair value	43,268	41,335
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	197,984	193,217
Financial liabilities, at fair value	201,673	197,540
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	9,145	9,077
Financial liabilities, at fair value	10,180	10,540
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	134,215	128,556
Financial liabilities, at fair value	136,488	131,099
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	8,911	10,768
Financial liabilities, at fair value	9,292	11,085
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	143,126	139,324
Financial liabilities, at fair value	145,780	142,184
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	42,235	41,117
Financial liabilities, at fair value	42,235	41,117
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	3,478	3,699
Financial liabilities, at fair value	3,478	3,699
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	8,442	6,514
Financial assets, at fair value	8,442	6,514
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	2,560	2,696
Financial assets, at fair value	2,560	2,696
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	10,459	9,933
Financial assets, at fair value	10,459	9,933
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	19,016	17,730
Financial assets, at fair value	19,016	17,730
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	13,793	13,672
Financial assets, at fair value	13,793	13,672
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,308	2,651
Financial assets, at fair value	2,308	2,651
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	3,179	3,599
Financial assets, at fair value	3,179	3,599
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	2,527	2,270
Financial assets, at fair value	$ 2,527	$ 2,270